Investment Objectives and Goals - Capital Group Multi-Asset Income ETF	Oct. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Multi-Asset Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income
Objective, Secondary [Text Block]	while secondarily striving for capital growth.